Discontinued Operations - Schedule of Discontinued Operations Income Statement (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Discontinued Operations and Disposal Groups [Abstract]
Gross Revenue	$ 1,114,877	$ 9,625,481	$ 11,513,289
Less: Discounts, rebates slotting fees	(291,689)	(696,659)	(502,085)
Net Revenue	823,188	8,928,822	11,011,204
Cost of sales	902,087	6,699,947	7,856,351
Selling, general, and administrative	1,337,951	3,331,967	2,987,235
Depreciation	73,345	633,639	703,708
Foreign exchange (gain) loss	(5,859)	(3,186)	9,865
Loss on disposition of legacy beverage operations	1,071,946	0	0
Loss on disposal of assets	752	1,581,672	1,757
Net	3,380,222	12,244,039	11,558,916
Net Income (loss) before taxes	(2,557,034)	(3,315,217)	(547,712)
Income tax provision (recovery)	0	2,480,527	(436,654)
Total amount reclassified as discontinued operations	$ (2,557,034)	$ (5,795,744)	$ (111,058)